Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 18, 2022
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
CIK	dei_EntityCentralIndexKey	0000914036
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 18, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jul. 18, 2022
Prospectus Date	rr_ProspectusDate	Jul. 18, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A